Condensed Parent Company Balance Sheet - SEK (kr) kr in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Intangible Assets
Intangible assets	kr 423,864	kr 430,754	kr 466,083
Non-Current Financial Assets
Non-current financial assets	27,207	24,201	16,617
Total non-current assets	592,741	584,093	595,560
Current assets
Inventories	40,164	20,428	17,697
Current receivables	222,586	196,666	146,365
Prepaid expenses and accrued income	94,436	84,324	83,343
Cash	797,278	973,733	866,181
Total current assets	1,154,464	1,275,152	1,113,587
TOTAL ASSETS	1,747,205	1,859,245	1,709,147
Shareholders' equity
Total equity	106,789	334,806	504,367
Non-current liabilities
Non-current interest-bearing liabilities	982,487	939,508	759,052
Other non-current liabilities	19,397	16,381	8,521
Total non-current liabilities	1,210,638	1,117,295	914,471
Current liabilities
Accounts payable	151,015	100,564	72,037
Other current liabilities	26,619	25,953	30,742
Total current liabilities	429,778	407,144	290,309
TOTAL EQUITY AND LIABILITIES	1,747,205	1,859,245	1,709,147
Parent Company
Intangible Assets
Intangible assets			32,132
Tangible Assets
Equipment	2,062	342	455
Non-Current Financial Assets
Non-current financial assets	1,223,814	1,125,186	1,049,716
Total non-current assets	1,225,876	1,125,528	1,082,303
Current assets
Inventories	40,164	20,428	17,697
Current receivables	449,745	223,700	71,974
Prepaid expenses and accrued income	73,160	67,603	64,648
Cash	469,114	817,871	754,802
Total current assets	1,032,183	1,129,602	909,121
TOTAL ASSETS	2,258,059	2,255,130	1,991,423
Shareholders' equity
Total restricted equity	5,489	5,475	5,475
Total non-restricted equity	781,421	904,299	960,101
Total equity	786,910	909,774	965,577
Non-current liabilities
Provisions	63,648	25,924	10,685
Non-current interest-bearing liabilities	982,487	939,508	759,052
Other non-current liabilities	19,501	16,486	8,626
Total non-current liabilities	1,065,636	981,918	778,363
Current liabilities
Accounts payable	112,497	62,562	31,210
Other current liabilities	153,318	113,685	119,076
Accrued expenses and deferred revenue	139,698	187,191	97,197
Total current liabilities	405,513	363,438	247,483
TOTAL EQUITY AND LIABILITIES	kr 2,258,059	kr 2,255,130	kr 1,991,423